UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2011 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)
Australia--8.4%
AGL Energy	22,974	358,097
Alumina	132,098	316,326
Amcor	60,991	471,651
AMP	141,586	709,198
Asciano	147,855	271,228
ASX	8,615	282,571
Australia & New Zealand Banking Group	132,268	3,026,399
Bendigo and Adelaide Bank	20,512	199,178
BHP Billiton	164,031	7,463,080
BlueScope Steel	91,697	114,826
Boral	39,692	181,811
Brambles	72,477	551,716
Caltex Australia	6,352	74,379
CFS Retail Property Trust	87,677	166,615
Coca-Cola Amatil	28,058	348,271
Cochlear	2,889	224,901
Commonwealth Bank of Australia	79,014	4,276,305
Computershare	24,153	217,819
Crown	23,845	233,638
CSL	27,332	921,405
Dexus Property Group	242,514	230,428
Echo Entertainment Group	33,277a	146,579
Fairfax Media	105,013	101,510
Fortescue Metals Group	63,911	442,983
Foster's Group	100,850	559,435
Goodman Group	316,833	236,658
GPT Group	93,796	310,122
Harvey Norman Holdings	31,092	74,454
Iluka Resources	21,178	413,152
Incitec Pivot	83,565	362,580
Insurance Australia Group	110,789	399,165
James Hardie Industries-CDI	22,829a	143,689
Leighton Holdings	7,148	165,750
Lend Lease Group	27,459	267,239
Lynas	85,497a	201,916
MacArthur Coal	7,332	125,238
Macquarie Group	17,714	536,458
Map Group	31,449	112,963
Metcash	38,630	176,522
Mirvac Group	165,941	209,620
National Australia Bank	110,516	2,913,523
Newcrest Mining	39,105	1,698,873
OneSteel	73,726	142,938
Orica	18,395	519,498
Origin Energy	54,701	882,672
OZ Minerals	16,415	245,764

Paladin Energy	33,468a	96,319
Qantas Airways	55,702a	112,888
QBE Insurance Group	53,896	970,918
QR National	83,580	308,478
Ramsay Health Care	6,148	118,048
Rio Tinto	22,340	1,963,158
Santos	45,142	638,673
Sims Metal Management	8,218	152,197
Sonic Healthcare	18,514	246,889
SP Ausnet	62,635	63,298
Stockland	120,967	405,274
Suncorp Group	64,045	520,594
TABCORP Holdings	33,277	117,702
Tatts Group	70,864	180,591
Telstra	224,517	737,399
Toll Holdings	33,878	168,577
Transurban Group	64,460	361,821
Wesfarmers	51,496	1,658,515
Wesfarmers-PPS	7,780	253,901
Westfield Group	111,839	977,886
Westfield Retail Trust	144,163	386,390
Westpac Banking	153,378	3,440,336
Woodside Petroleum	32,233	1,357,839
Woolworths	61,614	1,823,304
WorleyParsons	9,422	284,719
		49,374,857
Austria--.3%
Erste Group Bank	9,607	460,960
IMMOFINANZ	49,649a	192,064
OMV	7,541	301,363
Raiffeisen Bank International	2,344	117,673
Telekom Austria	17,644	216,300
Verbund	3,340	136,645
Vienna Insurance Group	2,207	117,503
Voestalpine	5,799	301,079
		1,843,587
Belgium--.9%
Ageas	111,877	230,702
Anheuser-Busch InBev	41,344	2,388,350
Anheuser-Busch InBev (STRIP)	12,680a	36
Bekaert	2,164	131,960
Belgacom	7,731	270,239
Colruyt	4,105	199,973
Delhaize Group	5,397	388,707
Dexia	33,426a	88,862
Groupe Bruxelles Lambert	4,113	347,651
Groupe Bruxelles Lambert (STRIP)	236a	1
KBC Groep	8,356	296,349
Mobistar	1,360	94,961
Solvay	3,065	462,025
UCB	5,144	237,061
Umicore	5,756	294,628

		5,431,505
China--.0%
Foxconn International Holdings	132,000a	60,119
Yangzijiang Shipbuilding Holdings	99,000	119,664
		179,783
Denmark--1.0%
AP Moller - Maersk, Cl. A	30	222,644
AP Moller - Maersk, Cl. B	68	522,235
Carlsberg, Cl. B	5,582	549,054
Coloplast, Cl. B	1,189	182,995
Danske Bank	33,614a	651,541
DSV	10,631	236,201
Novo Nordisk, Cl. B	21,316	2,610,567
Novozymes, Cl. B	2,468	403,166
Pandora	2,876	82,426
TDC	18,800	174,876
Tryg	1,536	83,985
Vestas Wind Systems	10,261a	226,793
William Demant Holding	1,278a	112,150
		6,058,633
Finland--.9%
Elisa	6,364	136,994
Fortum	22,743	602,981
Kesko, Cl. B	3,623	140,934
Kone, Cl. B	8,003	464,615
Metso	6,835	335,420
Neste Oil	6,406	84,138
Nokia	193,896	1,130,124
Nokian Renkaat	5,429	254,797
Orion, Cl. B	4,426	107,106
Outokumpu	7,143	76,420
Pohjola Bank, Cl.A	7,347	89,688
Rautaruukki	4,060	83,080
Sampo, Cl. A	21,632	661,186
Sanoma	4,669	82,056
Stora Enso, Cl. R	29,938	258,557
UPM-Kymmene	27,030	422,216
Wartsila	8,360	241,349
		5,171,661
France--9.1%
Accor	7,894	349,047
Aeroports de Paris	1,783	162,494
Air France	7,338a	88,850
Air Liquide	14,501	1,999,412
Alcatel-Lucent	118,275a	468,246
Alstom	10,751	567,838
Arkema	2,799	274,112
Atos	2,389	131,965
AXA	89,775	1,691,288
BNP Paribas	48,892	3,194,290
Bouygues	11,866	449,990
Bureau Veritas	2,808	229,598

Cap Gemini	7,608	375,814
Carrefour	29,170	863,501
Casino Guichard Perrachon	3,007	274,735
Christian Dior	2,836	454,402
Cie de St-Gobain	20,522	1,191,408
Cie Generale d'Optique Essilor International	10,127	813,635
Cie Generale de Geophysique-Veritas	7,003a	236,892
Cie Generale des Etablissements Michelin, Cl. B	9,025	760,762
CNP Assurances	8,148	157,366
Credit Agricole	49,205	609,362
Danone	29,882	2,138,447
Dassault Systemes	3,123	276,133
Edenred	7,894	227,556
EDF	11,967	455,110
Eiffage	2,009	110,180
Eramet	238	66,452
Eurazeo	1,766	120,505
Eutelsat Communications	5,239	226,118
Fonciere des Regions	1,253	122,439
France Telecom	94,237	1,955,456
GDF Suez	62,960	2,065,523
Gecina	1,000	139,088
Groupe Eurotunnel	26,075	278,777
Icade	1,094	126,129
Iliad	981	126,028
Imerys	1,905	131,140
JC Decaux	3,387a	93,595
Klepierre	5,368	201,332
L'Oreal	12,259	1,479,945
Lafarge	10,508	564,441
Lagardere	6,046	235,623
Legrand	10,144	395,256
LVMH Moet Hennessy Louis Vuitton	12,678	2,331,044
Metropole Television	3,249	74,351
Natixis	46,403	211,914
Neopost	1,569	125,585
Pernod-Ricard	10,093	1,002,498
Peugeot	7,792	297,173
PPR	3,880	719,252
Publicis Groupe	6,643	338,837
Renault	10,002	535,608
Safran	8,590	358,344
Sanofi	56,850	4,435,164
Schneider Electric	12,583	1,828,982
SCOR	8,435	217,878
Societe BIC	1,432	135,403
Societe Generale	32,242	1,609,343
Societe Television Francaise 1	6,190	118,438
Sodexo	4,880	373,772
Suez Environnement	13,276	246,675
Technip	5,002	548,869
Thales	5,123	219,418

Total	107,966	5,861,495
Unibail-Rodamco	4,638	1,035,717
Vallourec	5,660	578,452
Veolia Environnement	17,750	403,137
Vinci	22,697	1,321,592
Vivendi	62,830	1,508,249
Wendel	1,660	191,574
		53,509,044
Germany--8.2%
Adidas	10,707	796,844
Allianz	23,130	3,026,653
Axel Springer	2,085	92,432
BASF	46,859	4,257,032
Bayer	42,505	3,416,207
Bayerische Motoren Werke	16,924	1,698,018
Beiersdorf	5,218	336,712
Brenntag	1,624	165,996
Celesio	3,952	76,185
Commerzbank	184,411a	704,371
Continental	4,097a	409,765
Daimler	46,172	3,361,269
Deutsche Bank	47,337	2,620,272
Deutsche Boerse	10,223	758,619
Deutsche Lufthansa	11,634	234,890
Deutsche Post	42,619	754,525
Deutsche Telekom	142,861	2,225,371
E.ON	91,681	2,532,166
Fraport Frankfurt Airport Services Worldwide	1,957	157,316
Fresenius & Co.	5,710	611,707
Fresenius Medical Care & Co.	10,133	778,005
GEA Group	9,030	314,867
Hannover Rueckversicherung	3,039	158,241
HeidelbergCement	7,142	394,617
Henkel & Co.	6,718	367,183
Hochtief	2,305	185,522
Infineon Technologies	56,400	567,898
K+S	8,860	710,058
Kabel Deutschland Holding	3,704a	208,995
Lanxess	4,118	332,333
Linde	8,636	1,551,251
MAN (No Options)	3,271	389,386
Man (Options Available)	5,407	719,726
Merck	3,332	356,906
Metro	6,743	373,394
Muenchener Rueckversicherungs	9,739	1,442,188
RWE	21,433	1,125,564
Salzgitter	2,195	160,487
SAP	46,862	2,939,102
Siemens	42,001	5,394,602
Suedzucker	3,046	107,677
ThyssenKrupp	17,127	759,269
TUI	7,370a	68,374

United Internet	5,818	118,469
Volkswagen	1,464	268,653
Wacker Chemie	762	144,759
		48,173,876
Greece--.2%
Alpha Bank	25,409a	111,730
Bank of Cyprus	46,122	100,742
Coca-Cola Hellenic Bottling	9,393a	243,636
EFG Eurobank Ergasias	16,597a	64,634
Hellenic Telecommunications Organization	13,152	109,995
National Bank of Greece	49,923a	339,329
OPAP	10,949	181,725
Public Power	6,826	84,063
		1,235,854
Hong Kong--2.7%
AIA Group	399,400	1,468,062
ASM Pacific Technology	9,600	105,428
Bank of East Asia	78,350	302,564
BOC Hong Kong Holdings	189,500	566,470
Cathay Pacific Airways	63,000	145,972
Cheung Kong Holdings	71,000	1,084,880
Cheung Kong Infrastructure Holdings	21,000	120,970
CLP Holdings	96,788	894,058
Esprit Holdings	59,759	174,037
Galaxy Entertainment Group	63,000a	163,269
Hang Lung Group	45,000	270,768
Hang Lung Properties	125,000	461,864
Hang Seng Bank	39,100	614,504
Henderson Land Development	53,762	340,733
Hong Kong & China Gas	247,754	606,472
Hong Kong Exchanges & Clearing	52,300	1,079,616
Hopewell Holdings	33,000	106,902
Hutchison Whampoa	108,800	1,268,135
Hysan Development	34,000	159,215
Kerry Properties	36,000	174,585
Li & Fung	289,200	480,856
Lifestyle International Holdings	27,500	89,967
Link REIT	112,500	393,306
MTR	76,500	259,597
New World Development	113,191	166,711
NWS Holdings	60,000	87,138
Orient Overseas International	11,300	64,296
PCCW	167,000	72,846
Power Assets Holdings	71,000	587,530
Shangri-La Asia	73,000	188,248
Sino Land	130,664	221,615
SJM Holdings	84,530	212,775
Sun Hung Kai Properties	71,699	1,090,962
Swire Pacific, Cl. A	36,000	507,127
Wharf Holdings	78,311	576,193
Wheelock & Co.	49,000	210,597
Wing Hang Bank	10,500	112,820

Yue Yuen Industrial Holdings	39,800	127,399
		15,558,487
Ireland--.2%
Anglo Irish Bank	35,225a,b	51
CRH	36,280	711,638
Elan	23,710a	266,439
Kerry Group, Cl. A	7,435	307,811
Ryanair Holdings	4,000	18,330
		1,304,269
Israel--.7%
Bank Hapoalim	50,958	253,468
Bank Leumi Le-Israel	60,678	283,729
Bezeq Israeli Telecommunication	88,933	216,995
Cellcom Israel	2,512	65,778
Delek Group	202	45,326
Elbit Systems	1,178	56,116
Israel	117	127,882
Israel Chemicals	22,812	386,672
Israel Discount Bank, Cl. A	45,964a	89,369
Makhteshim-Agan Industries	12,148a	67,064
Mizrahi Tefahot Bank	6,222	65,734
NICE Systems	3,141a	112,908
Partner Communications	4,318	61,898
Teva Pharmaceutical Industries	47,809	2,195,015
		4,027,954
Italy--2.4%
A2A	55,689	79,986
Assicurazioni Generali	59,670	1,136,996
Atlantia	15,840	293,860
Autogrill	6,976	92,026
Banca Carige	32,548	67,538
Banca Monte dei Paschi di Siena	191,415	143,997
Banco Popolare	90,799	174,842
Enel	337,435	1,949,286
Enel Green Power	90,077	225,358
ENI	122,405	2,670,117
EXOR	3,792	114,377
Fiat	37,943	376,491
Fiat Industrial	38,512a	509,424
Finmeccanica	19,919	153,423
Intesa Sanpaolo	519,781	1,207,039
Intesa Sanpaolo-RSP	47,999	91,530
Luxottica Group	5,885	186,895
Mediaset	37,823	162,621
Mediobanca	26,609	245,675
Parmalat	17,764	46,280
Pirelli & C	11,503	119,677
Prysmian	10,503	194,849
Saipem	13,551	708,424
Snam Rete Gas	82,737	478,191
Telecom Italia	470,557	593,361
Telecom Italia-RSP	319,041	342,932

Terna Rete Elettrica Nazionale	58,703	266,399
UniCredit	691,164	1,241,511
Unione di Banche Italiane	32,249	155,524
		14,028,629
Japan--20.8%
ABC-Mart	1,600	61,770
Advantest	8,200	145,537
Aeon	30,400	382,412
Aeon Credit Service	3,960	55,663
AEON Mall	3,900	100,140
Air Water	7,000	84,881
Aisin Seiki	9,900	381,430
Ajinomoto	34,800	430,097
Alfresa Holdings	1,900	77,536
All Nippon Airways	41,000	138,632
Amada	20,000	155,201
Aozora Bank	21,959	53,482
Asahi Glass	51,800	599,267
Asahi Group Holdings	20,100	424,967
Asahi Kasei	65,900	465,287
Asics	9,000	136,766
Astellas Pharma	22,879	888,010
Bank of Kyoto	17,000	155,046
Bank of Yokohama	63,000	308,511
Benesse Holdings	3,700	159,859
Bridgestone	34,000	843,063
Brother Industries	12,900	201,045
Canon	57,750	2,805,577
Casio Computer	13,100	92,662
Central Japan Railway	79	680,593
Chiba Bank	39,000	247,066
Chiyoda	8,000	102,189
Chubu Electric Power	35,400	606,281
Chugai Pharmaceutical	11,428	202,533
Chugoku Bank	9,000	114,263
Chugoku Electric Power	15,700	253,022
Citizen Holdings	12,400	74,538
Coca-Cola West	2,700	53,867
Cosmo Oil	36,000	108,201
Credit Saison	8,600	146,174
Dai Nippon Printing	28,800	326,840
Dai-ichi Life Insurance	464	655,816
Daicel Chemical Industries	15,000	107,268
Daido Steel	14,200	100,811
Daihatsu Motor	9,000	157,754
Daiichi Sankyo	33,783	697,193
Daikin Industries	11,700	415,161
Dainippon Sumitomo Pharma	9,000	91,294
Daito Trust Construction	3,600	346,055
Daiwa House Industry	25,400	340,575
Daiwa Securities Group	87,000	378,702
Dena	5,000	249,061

Denki Kagaku Kogyo	27,600	133,370
Denso	24,500	874,116
Dentsu	9,300	290,120
East Japan Railway	17,400	1,091,022
Eisai	13,000	527,141
Electric Power Development	5,980	158,119
Elpida Memory	9,400a	86,706
FamilyMart	3,000	112,981
FANUC	9,900	1,873,805
Fast Retailing	2,800	496,230
Fuji Electric	29,000	94,300
Fuji Heavy Industries	31,000	248,996
FUJIFILM Holdings	23,600	713,289
Fujitsu	97,800	575,220
Fukuoka Financial Group	39,000	165,721
Furukawa Electric	35,000	150,538
Gree	4,300	98,434
GS Yuasa	16,000	111,102
Gunma Bank	22,000	116,854
Hachijuni Bank	21,000	116,440
Hakuhodo DY Holdings	1,170	64,495
Hamamatsu Photonics	3,200	143,853
Hino Motors	12,000	74,466
Hirose Electric	1,600	160,021
Hiroshima Bank	24,000	105,402
Hisamitsu Pharmaceutical	3,400	147,778
Hitachi	230,900	1,432,842
Hitachi Chemical	5,200	103,340
Hitachi Construction Machinery	5,000	112,838
Hitachi High-Technologies	3,900	84,275
Hitachi Metals	8,000	113,175
Hokkaido Electric Power	9,600	147,004
Hokuhoku Financial Group	63,000	131,403
Hokuriku Electric Power	9,300	166,265
Honda Motor	83,820	3,344,547
Hoya	22,800	553,237
Ibiden	5,700	172,721
Idemitsu Kosan	1,100	127,400
IHI	73,000	196,709
INPEX	113	876,888
Isetan Mitsukoshi Holdings	20,020	212,157
Isuzu Motors	61,000	303,459
ITOCHU	76,500	882,044
Itochu Techno-Solutions	1,400	55,227
Iyo Bank	14,000	131,675
J Front Retailing	26,800	127,073
Japan Petroleum Exploration	1,400	71,551
Japan Prime Realty Investment	36	92,903
Japan Real Estate Investment	26	260,370
Japan Retail Fund Investment	78	121,562
Japan Steel Works	17,000	119,148
Japan Tobacco	227	1,029,278

JFE Holdings	23,060	627,361
JGC	11,000	342,726
Joyo Bank	31,462	132,060
JS Group	12,924	322,640
JSR	9,100	185,796
JTEKT	10,800	158,803
Jupiter Telecommunications	77	89,579
JX Holdings	112,976	815,230
Kajima	40,800	126,327
Kamigumi	12,400	123,052
Kaneka	16,000	102,604
Kansai Electric Power	38,199	642,341
Kansai Paint	11,000	101,464
Kao	28,300	799,615
Kawasaki Heavy Industries	76,000	278,637
Kawasaki Kisen Kaisha	35,000	114,717
KDDI	147	1,089,312
Keikyu	24,000	186,553
Keio	31,000	187,149
Keisei Electric Railway	13,000	83,366
Keyence	2,205	621,879
Kikkoman	8,000	88,405
Kinden	6,000	50,836
Kintetsu	81,354	274,026
Kirin Holdings	43,000	631,714
Kobe Steel	127,000	279,699
Koito Manufacturing	4,000	68,869
Komatsu	48,500	1,512,366
Konami	5,200	136,349
Konica Minolta Holdings	25,000	202,746
Kubota	61,000	555,551
Kuraray	18,500	279,453
Kurita Water Industries	5,700	165,336
Kyocera	7,900	844,345
Kyowa Hakko Kirin	14,705	156,785
Kyushu Electric Power	19,500	306,685
Lawson	3,100	167,269
Mabuchi Motor	1,500	77,536
Makita	5,700	268,053
Marubeni	87,000	651,457
Marui Group	10,900	89,386
Maruichi Steel Tube	2,000	50,654
Mazda Motor	78,000a	215,235
McDonald's Holdings Japan	3,000	78,469
Medipal Holdings	7,700	72,621
MEIJI Holdings	3,521	154,406
Minebea	18,000	91,644
Miraca Holdings	2,600	108,965
Mitsubishi	69,600	1,860,148
Mitsubishi Chemical Holdings	69,880	545,895
Mitsubishi Electric	99,000	1,163,272
Mitsubishi Estate	64,000	1,147,506

Mitsubishi Gas Chemical	20,000	155,720
Mitsubishi Heavy Industries	156,700	730,820
Mitsubishi Logistics	6,000	69,102
Mitsubishi Materials	61,000	207,838
Mitsubishi Motors	203,000a	265,617
Mitsubishi Tanabe Pharma	11,000	198,938
Mitsubishi UFJ Financial Group	654,890	3,325,779
Mitsubishi UFJ Lease & Finance	2,910	125,538
Mitsui & Co.	88,900	1,675,729
Mitsui Chemicals	38,000	144,734
Mitsui Engineering & Shipbuilding	34,000	72,237
Mitsui Fudosan	43,000	818,331
Mitsui OSK Lines	57,000	299,067
Mizuho Financial Group	1,059,000	1,742,363
Mizuho Securities	34,000a	82,809
Mizuho Trust & Banking	92,000	81,047
MS&AD Insurance Group Holdings	28,457	712,254
Murata Manufacturing	10,400	675,010
Nabtesco	4,500	113,797
Namco Bandai Holdings	10,350	130,733
NEC	140,800a	321,036
NGK Insulators	13,000	237,971
NGK Spark Plug	8,000	113,072
NHK Spring	7,000	74,634
Nidec	5,600	555,720
Nikon	17,560	412,213
Nintendo	5,150	819,970
Nippon Building Fund	27	275,981
Nippon Electric Glass	20,085	253,437
Nippon Express	44,000	193,807
Nippon Meat Packers	9,000	125,340
Nippon Paper Group	4,900	109,249
Nippon Sheet Glass	51,000	162,534
Nippon Steel	260,100	876,098
Nippon Telegraph & Telephone	24,200	1,191,346
Nippon Yusen	81,800	299,902
Nishi-Nippon City Bank	33,000	101,321
Nissan Motor	127,100	1,353,494
Nisshin Seifun Group	9,800	125,055
Nisshin Steel	42,000	87,058
Nissin Foods Holdings	3,200	121,674
Nitori Holdings	1,950	189,215
Nitto Denko	8,600	414,458
NKSJ Holdings	77,080	509,273
NOK	5,300	98,667
Nomura Holdings	180,300	878,259
Nomura Real Estate Holdings	5,400	98,989
Nomura Real Estate Office Fund	12	78,508
Nomura Research Institute	5,700	135,725
NSK	23,000	223,475
NTN	25,000	150,926
NTT Data	65	225,256

NTT DoCoMo	791	1,450,013
NTT Urban Development	55	50,376
Obayashi	35,000	161,420
Odakyu Electric Railway	32,000	275,683
OJI Paper	44,000	219,458
Olympus	11,000	391,178
Omron	10,500	295,317
Ono Pharmaceutical	4,200	234,512
ORACLE JAPAN	2,000	66,978
Oriental Land	2,700	252,546
ORIX	5,460	589,926
Osaka Gas	101,000	399,080
OTSUKA	1,000	66,330
Otsuka Holdings	13,200	363,560
Panasonic	113,795	1,360,705
Rakuten	372	377,349
Resona Holdings	94,900	469,644
Ricoh	33,000	355,694
Rinnai	1,800	138,982
Rohm	5,100	297,318
Sankyo	2,800	149,087
Santen Pharmaceutical	3,800	152,610
SBI Holdings	1,112	109,053
Secom	11,000	549,359
Sega Sammy Holdings	9,984	214,322
Seiko Epson	6,700	114,140
Sekisui Chemical	22,000	203,213
Sekisui House	31,000	295,181
Seven & I Holdings	38,360	1,090,817
Seven Bank	26	53,522
Sharp	51,000	469,763
Shikoku Electric Power	9,200	200,591
Shimadzu	12,000	111,154
Shimamura	1,200	120,948
Shimano	3,500	183,864
Shimizu	29,000	128,112
Shin-Etsu Chemical	21,000	1,133,113
Shinsei Bank	50,000	63,480
Shionogi & Co.	15,400	265,744
Shiseido	18,000	345,122
Shizuoka Bank	31,400	294,922
Showa Denko	72,000	150,175
Showa Shell Sekiyu	11,300	108,623
SMC	2,700	496,347
Softbank	44,600	1,739,163
Sojitz	66,600	131,147
Sony	51,480	1,298,504
Sony Financial Holdings	8,600	154,530
Square Enix Holdings	3,700	71,805
Stanley Electric	8,200	139,376
Sumco	6,800a	107,299
Sumitomo	57,200	806,239

Sumitomo Chemical	82,000	416,427
Sumitomo Electric Industries	38,500	575,580
Sumitomo Heavy Industries	29,000	203,252
Sumitomo Metal Industries	173,000	414,626
Sumitomo Metal Mining	27,000	478,158
Sumitomo Mitsui Financial Group	68,300	2,153,675
Sumitomo Mitsui Trust Holdings	162,640	598,390
Sumitomo Realty & Development	19,000	469,154
Sumitomo Rubber Industries	9,400	121,412
Suruga Bank	8,000	69,439
Suzuken	3,720	93,205
Suzuki Motor	17,100	396,763
Sysmex	3,200	122,088
T&D Holdings	14,650	358,706
Taisei	58,000	138,256
Taisho Pharmaceutical	6,000	140,459
Taiyo Nippon Sanso	15,000	117,178
Takashimaya	15,000	111,737
Takeda Pharmaceutical	40,700	1,937,719
TDK	6,600	341,158
Teijin	47,000	210,066
Terumo	8,500	476,810
THK	6,700	172,816
Tobu Railway	51,000	221,998
Toho	5,800	100,762
Toho Gas	22,000	120,275
Tohoku Electric Power	22,300	287,742
Tokio Marine Holdings	36,900	1,087,544
Tokyo Electric Power	74,272	408,934
Tokyo Electron	8,800	474,258
Tokyo Gas	128,000	608,576
Tokyu	57,820	259,175
Tokyu Land	24,000	112,553
TonenGeneral Sekiyu	14,000	175,567
Toppan Printing	28,000	221,272
Toray Industries	77,000	597,526
Toshiba	206,000	1,067,496
Tosoh	29,000	123,228
TOTO	14,000	109,185
Toyo Seikan Kaisha	7,100	124,174
Toyo Suisan Kaisha	5,000	123,462
Toyoda Gosei	3,600	79,098
Toyota Boshoku	4,200	70,626
Toyota Industries	9,600	314,403
Toyota Motor	140,814	5,755,515
Toyota Tsusho	11,600	203,177
Trend Micro	5,200	162,959
Tsumura & Co.	3,100	101,325
Ube Industries	46,600	158,171
UNICHARM	5,500	247,960
Ushio	5,900	110,907
USS	980	77,953

West Japan Railway	8,800	373,364
Yahoo! Japan	751	265,803
Yakult Honsha	5,100	145,488
Yamada Denki	4,410	351,360
Yamaguchi Financial Group	11,000	112,152
Yamaha	9,200	109,056
Yamaha Motor	13,600a	263,050
Yamato Holdings	20,600	352,807
Yamato Kogyo	1,800	54,124
Yamazaki Baking	6,000	82,860
Yaskawa Electric	12,000	132,919
Yokogawa Electric	11,500a	101,755
		122,404,753
Luxembourg--.6%
ArcelorMittal	43,959	1,377,410
Millicom Internatioanl Cellular, SDR	4,027	482,654
SES	14,864	402,310
Subsea 7	14,829a	391,856
Tenaris	24,082	530,511
		3,184,741
Macau--.1%
Sands China	119,013a	358,054
Wynn Macau	78,800	274,984
		633,038

Netherlands--2.6%
Aegon	88,565a	511,111
Akzo Nobel	11,645	714,373
ASML Holding	21,722	779,899
Corio	2,950	180,440
Delta Lloyd	5,160	113,301
European Aeronautic Defence and Space	20,994	730,079
Fugro	3,362	260,210
Heineken	13,262	786,698
Heineken Holding	5,874	299,317
ING Groep	194,914a	2,106,300
Koninklijke Ahold	60,558	808,264
Koninklijke Boskalis Westminster	3,558	150,242
Koninklijke DSM	8,006	455,758
Koninklijke KPN	81,120	1,159,407
Koninklijke Philips Electronics	50,485	1,258,697
Koninklijke Vopak	3,832	191,823
PostNL	19,165	150,067
QIAGEN	11,934a	201,332
Randstad Holding	5,958	269,051
Reed Elsevier	34,899	466,397
SBM Offshore	8,291	200,457
STMicroelectronics	32,926	260,516
TNT Express	19,165a	194,159
Unilever	82,953	2,699,975
Wolters Kluwer	15,164	315,313
		15,263,186

New Zealand--.1%
Auckland International Airport	56,228	112,021
Contact Energy	16,082a	72,791
Fletcher Building	32,253	229,124
Sky City Entertainment Group	33,202	107,054
Telecom Corporation of New Zealand	91,970	212,962
		733,952
Norway--.8%
Aker Solutions	8,329	146,330
DnB NOR	51,118	744,609
Gjensidige Forsikring	10,117	119,620
Norsk Hydro	47,819	341,365
Orkla	38,138	358,342
Renewable Energy	29,300a	54,571
SeaDrill	15,985	557,525
Statoil	57,070	1,407,726
Telenor	38,769	648,072
Yara International	9,814	561,273
		4,939,433
Portugal--.2%
Banco Comercial Portugues, Cl. R	161,539	74,747
Banco Espirito Santo	27,218	103,335
Cimpor-Cimentos de Portugal	12,398	96,385
Energias de Portugal	96,162	334,409
Galp Energia, Cl. B	12,510	283,048
Jeronimo Martins	11,415	223,661
Portugal Telecom	34,589	300,018
		1,415,603
Singapore--1.8%
Ascendas Real Estate Investment Trust	90,912	154,069
CapitaLand	132,500	319,211
CapitaMall Trust	89,000	139,369
Capitamalls Asia	74,000	88,216
City Developments	24,000	210,542
ComfortDelgro	93,700	111,701
Cosco Singapore	48,000	70,978
DBS Group Holdings	89,588	1,155,806
Fraser and Neave	50,150	249,969
Genting Singapore	312,527a	493,293
Global Logistic Properties	90,843	152,443
Golden Agri-Resources	374,440	227,075
Hutchison Port Holdings Trust	269,000	204,440
Jardine Cycle & Carriage	5,422	217,826
Keppel	73,700	677,764
Keppel Land	36,000	114,542
Neptune Orient Lines	56,000	66,991
Noble Group	195,963	304,424
Olam International	61,995	135,964
Oversea-Chinese Banking	126,942	1,049,282
SembCorp Industries	53,254	224,297
SembCorp Marine	41,000	183,925
Singapore Airlines	27,733	326,230

Singapore Exchange	46,000	285,458
Singapore Press Holdings	80,075	262,094
Singapore Technologies Engineering	72,000	180,635
Singapore Telecommunications	405,951	1,133,122
StarHub	26,918	63,060
United Overseas Bank	64,112	1,089,172
UOL Group	23,111	99,068
Wilmar International	98,000	479,518
		10,470,484
Spain--3.3%
Abertis Infraestructuras	18,982	349,968
Acciona	1,296	134,593
Acerinox	5,086	84,232
ACS Actividades de Construccion y Servicios	7,321	310,192
Amadeus IT Holding, Cl. A	12,646	255,322
Banco Bilbao Vizcaya Argentaria	217,170	2,293,441
Banco de Sabadell	57,259	214,673
Banco Popular Espanol	46,316	240,335
Banco Santander	430,703	4,533,618
Bankinter	8,975	55,625
CaixaBank	42,917	248,724
Distribuidora Internacional de Alimentacion	30,647a	129,918
EDP Renovaveis	13,006a	84,478
Enagas	8,939	204,242
Ferrovial	17,724	226,704
Fomento de Construcciones y Contratas	3,199	88,124
Gas Natural SDG	16,832	339,475
Grifols	6,640a	145,464
Iberdrola	207,298	1,688,733
Inditex	11,088	1,006,045
Indra Sistemas	5,136	102,072
International Consolidated Airlines Group	43,868a	170,613
Mapfre	41,744	148,706
Mediaset Espana Comunicacion	9,934	93,360
Red Electrica	5,475	299,245
Repsol	40,887	1,294,078
Telefonica	209,615	4,683,949
Zardoya Otis	7,387	107,001
		19,532,930
Sweden--2.9%
Alfa Laval	17,158	358,521
Assa Abloy, Cl. B	16,208	416,529
Atlas Copco, Cl. A	34,477	814,966
Atlas Copco, Cl. B	20,174	425,059
Boliden	13,856	239,879
Electrolux, Ser. B	12,421	234,137
Getinge, Cl. B	10,269	276,927
Hennes & Mauritz, Cl. B	52,378	1,786,166
Hexagon, Cl. B	12,498	254,412
Holmen, Cl. B	3,004	87,344
Husqvarna, Cl. B	20,545	118,593
Industrivarden, Cl. C	5,510	82,375

Investor, Cl. B	23,197	504,199
Kinnevik Investment, Cl. B	9,939	229,108
Modern Times Group, Cl. B	2,552	173,204
Nordea Bank	133,262	1,417,625
Ratos, Cl. B	9,138	166,023
Sandvik	50,863	812,015
Scania, Cl. B	16,508	321,385
Securitas, Cl. B	15,857	161,269
Skandinaviska Enskilda Banken, Cl. A	73,450	560,221
Skanska, Cl. B	20,691	336,559
SKF, Cl. B	20,274	534,520
SSAB, Cl. A	7,127	95,872
Svenska Cellulosa, Cl. B	29,154	424,300
Svenska Handelsbanken, Cl. A	24,877	782,872
Swedbank, Cl. A	41,677	730,776
Swedish Match	10,853	403,483
Tele2, Cl. B	16,050	341,730
Telefonaktiebolaget LM Ericsson, Cl. B	154,393	1,941,034
TeliaSonera	109,010	833,174
Volvo, Cl. B	71,086	1,148,393
		17,012,670
Switzerland--8.3%
ABB	111,654a	2,688,649
Actelion	5,665a	288,209
Adecco	6,827a	411,508
Aryzta	4,068	222,445
Baloise Holding	2,556	254,724
Cie Financiere Richemont, Cl. A	26,709	1,729,884
Credit Suisse Group	57,321a	2,069,723
GAM Holding	11,520a	179,041
Geberit	2,016a	476,249
Givaudan	442a	484,226
Holcim	12,479a	858,109
Julius Baer Group	10,717a	456,989
Kuehne & Nagel International	2,676	374,817
Lindt & Spruengli	6	229,206
Lindt & Spruengli-PC	47	152,950
Lonza Group	2,668a	227,636
Nestle	177,071	11,288,782
Novartis	119,189	7,334,010
Pargesa Holding-BR	1,539	136,581
Roche Holding	35,866	6,443,321
Schindler Holding	1,057	123,375
Schindler Holding-PC	2,461	290,062
SGS	278	541,751
Sika-BR	104	243,573
Sonova Holding	2,369a	224,066
Straumann Holding	380	86,587
Sulzer	1,213	176,671
Swatch Group	2,143	199,700
Swatch Group-BR	1,609	874,110
Swiss Life Holding	1,524a	226,995

Swiss Re	17,953a	1,009,258
Swisscom	1,214	584,513
Syngenta	4,843a	1,554,528
Synthes	3,364	605,622
Transocean	16,516	1,009,567
UBS	187,132a	3,112,536
Zurich Financial Services	7,399a	1,763,857
		48,933,830
United Kingdom--21.3%
3i Group	49,824	219,432
Admiral Group	10,809	274,838
Aggreko PLC	13,706	434,893
AMEC	17,013	294,348
Anglo American	67,823	3,228,606
Antofagasta	20,373	471,535
ARM Holdings	67,291	645,075
Associated British Foods	18,863	331,620
AstraZeneca	70,920	3,461,017
Autonomy	11,216a	309,489
Aviva	144,392	945,232
Babcock International Group	19,762	218,803
BAE Systems	175,353	875,038
Balfour Beatty	33,777	168,331
Barclays	593,565	2,172,767
BG Group	173,950	4,123,175
BHP Billiton	111,316	4,153,337
BP	960,033	7,264,859
British American Tobacco	101,872	4,716,513
British Land	44,401	426,372
British Sky Broadcasting Group	57,334	670,089
BT Group	395,911	1,306,272
Bunzl	16,760	212,251
Burberry Group	21,743	533,225
Cairn Energy	74,002a	449,211
Capita Group	31,077	366,272
Capital Shopping Centres Group	29,284	179,492
Carnival	9,179	318,824
Centrica	263,430	1,325,798
Cobham	58,884	196,892
Compass Group	98,184	925,914
Diageo	127,491	2,605,487
Essar Energy	18,577a	109,931
Eurasian Natural Resources	13,200	167,383
Experian	50,138	660,469
Fresnillo	9,006	260,186
G4S	72,991	328,531
GlaxoSmithKline	264,772	5,928,250
Glencore International	42,018	328,102
Hammerson	35,663	272,683
Home Retail Group	44,656	99,398
HSBC Holdings	904,629	8,828,003
ICAP	27,917	205,207

Imperial Tobacco Group	52,098	1,810,431
Inmarsat	23,343	206,914
Intercontinental Hotels Group	15,563	308,603
International Power	79,135	397,104
Intertek Group	8,606	270,527
Invensys	41,117	208,352
Investec	26,347	207,896
ITV	187,172a	214,916
J Sainsbury	64,644	322,689
Johnson Matthey	11,081	371,064
Kazakhmys	10,953	242,361
Kingfisher	120,262	498,854
Land Securities Group	39,463	553,855
Legal & General Group	304,912	561,575
Lloyds Banking Group	2,116,075a	1,505,776
London Stock Exchange Group	7,101	116,213
Lonmin	8,963	186,852
Man Group	94,804	346,722
Marks & Spencer Group	82,497	468,819
National Grid	180,670	1,770,519
Next	9,365	365,100
Old Mutual	283,488	591,453
Pearson	42,503	819,083
Petrofac	13,173	302,944
Prudential	129,892	1,471,200
Randgold Resources	4,522	412,339
Reckitt Benckiser Group	31,581	1,792,113
Reed Elsevier	62,459	567,996
Resolution	71,775	325,415
Rexam	46,669	284,595
Rio Tinto	73,830	5,211,244
Rolls-Royce Holdings	94,438a	1,011,504
Royal Bank of Scotland Group	938,188a	549,638
Royal Dutch Shell, Cl. A	181,980	6,674,890
Royal Dutch Shell, Cl. B	137,565	5,057,072
RSA Insurance Group	183,775	396,691
SABMiller	48,652	1,824,849
Sage Group	67,743	305,133
Schroders	5,805	155,130
Scottish & Southern Energy	48,063	1,031,161
Segro	35,573	176,347
Serco Group	25,274	224,031
Severn Trent	12,168	285,824
Shire	28,352	986,177
Smith & Nephew	46,312	487,295
Smiths Group	19,823	369,322
Standard Chartered	119,651	3,060,017
Standard Life	120,093	390,519
Tesco	409,685	2,578,689
Tui Travel	29,455	94,283
Tullow Oil	45,194	912,486
Unilever	65,267	2,087,001

United Utilities Group	36,086		348,598
Vedanta Resources	6,494		188,680
Vodafone Group	2,644,259		7,465,735
Weir Group	10,377		361,458
Whitbread	8,998		229,824
WM Morrison Supermarkets	116,450		556,062
Wolseley	14,763		439,837
WPP	65,758		749,654
Xstrata	106,643		2,267,827
			124,992,408
Total Common Stocks
(cost $503,058,248)			575,415,167

Preferred Stocks--.5%
Germany
Bayerische Motoren Werke	2,460		155,471
Henkel & Co.	9,090		614,194
Porsche Automobil Holding	7,841		604,844
ProSieben Sat.1 Media	3,585		92,756
RWE	1,967		94,719
Volkswagen	7,338		1,470,468
Total Preferred Stocks
(cost $1,728,122)			3,032,452

Rights--.0%
Spain
Banco Popular Espanol	22	a	1
CaixaBank	42,873	a	2,834
Zardoya Otis	7,380	a	5,547
Total Rights
(cost $11,819)			8,382

Short-Term Investments--.2%
U.S. Treasury Bills;
0.04%, 9/22/11
(cost $764,956)	765,000	[c]	764,928

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,550,000)	6,550,000	[d]	6,550,000
Total Investments (cost $512,113,145)	99.6%		585,770,929
Cash and Receivables (Net)	.4%		2,492,131
Net Assets	100.0%		588,263,060

BR - Bearer Certificate
CDI - Chess Depository Interest
PC - Participation Certificate
PPS- Price Protected Shares
REIT- Real estate investment trust
RSP - Risparmio (Savings) Shares
SDR -Swedish Depository Receipts

STRIP- Separate trading of registered Interest and Principal Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2011, the value of this security amounted to $51 or or less than .01% of net assets.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $512,113,145. Net unrealized appreciation investments was $73,657,784 of which $126,697,989 related to appreciated investment securities and $53,040,205 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.9
Industrial	12.3
Materials	11.3
Consumer Discretionary	11.2
Consumer Staples	9.8
Health Care	8.3
Energy	8.1
Telecommunication Services	5.3
Information Technology	4.8
Utilities	4.3
Short-Term/Money Market Investments	1.3
99.6

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
July 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 9/21/2011	416,053	435,930	453,832	17,902
Australian Dollar,
Expiring 9/21/2011	266,002	279,389	290,156	10,767
Australian Dollar,
Expiring 9/21/2011	499,175	525,147	544,501	19,354
Australian Dollar,
Expiring 9/21/2011	114,900	121,827	125,333	3,506
Australian Dollar,
Expiring 9/21/2011	176,160	186,566	192,156	5,590
Australian Dollar,
Expiring 9/21/2011	444,352	472,308	484,700	12,392
Australian Dollar,
Expiring 9/21/2011	225,700	245,106	246,194	1,088
British Pound,
Expiring 9/21/2011	1,271,741	2,080,873	2,086,264	5,391
British Pound,
Expiring 9/21/2011	113,600	183,821	186,359	2,538
British Pound,
Expiring 9/21/2011	1,028,199	1,657,489	1,686,739	29,250
British Pound,
Expiring 9/21/2011	8,250	13,191	13,534	343
British Pound,
Expiring 9/21/2011	58,300	93,536	95,640	2,104
British Pound,
Expiring 9/21/2011	119,700	192,782	196,366	3,584
British Pound,
Expiring 9/21/2011	306,490	489,941	502,791	12,850
British Pound,
Expiring 9/21/2011	870,998	1,395,485	1,428,854	33,369
British Pound,
Expiring 9/21/2011	59,600	94,892	97,773	2,881
British Pound,
Expiring 9/21/2011	706,800	1,156,646	1,159,491	2,845
Euro,
Expiring 9/21/2011	1,773,224	2,576,370	2,544,599	(31,771)
Euro,
Expiring 9/21/2011	27,800	39,662	39,893	231
Euro,
Expiring 9/21/2011	1,504,813	2,166,035	2,159,426	(6,609)
Euro,
Expiring 9/21/2011	8,486	12,069	12,178	109
Euro,
Expiring 9/21/2011	112,200	162,499	161,008	(1,491)
Euro,
Expiring 9/21/2011	114,800	165,958	164,739	(1,219)
Euro,
Expiring 9/21/2011	367,432	525,440	527,270	1,830

Euro,
Expiring 9/21/2011	1,183,503	1,683,863	1,698,342	14,479
Euro,
Expiring 9/21/2011	111,700	156,865	160,291	3,426
Euro,
Expiring 9/21/2011	961,800	1,389,350	1,380,195	(9,155)
Japanese Yen,
Expiring 9/21/2011	181,380,157	2,271,056	2,357,659	86,603
Japanese Yen,
Expiring 9/21/2011	8,025,000	100,080	104,312	4,232
Japanese Yen,
Expiring 9/21/2011	132,540,295	1,656,141	1,722,817	66,676
Japanese Yen,
Expiring 9/21/2011	17,290,000	213,500	224,743	11,243
Japanese Yen,
Expiring 9/21/2011	25,249,588	312,075	328,205	16,130
Japanese Yen,
Expiring 9/21/2011	100,001,894	1,240,517	1,299,868	59,351
Japanese Yen,
Expiring 9/21/2011	8,760,000	109,037	113,866	4,829
Japanese Yen,
Expiring 9/21/2011	86,250,000	1,105,453	1,121,115	15,662

Sales:		Proceeds($)
Australian Dollar,
Expiring 9/21/2011	111,200	116,518	121,297	(4,779)
Australian Dollar,
Expiring 9/21/2011	338,200	354,751	368,909	(14,158)
Australian Dollar,
Expiring 9/21/2011	113,300	117,401	123,588	(6,187)
Australian Dollar,
Expiring 9/21/2011	55,365	57,660	60,392	(2,732)
Australian Dollar,
Expiring 9/21/2011	336,500	351,367	367,055	(15,688)
Australian Dollar,
Expiring 9/21/2011	344,300	364,386	375,563	(11,177)
British Pound,
Expiring 9/21/2011	58,500	94,879	95,968	(1,089)
British Pound,
Expiring 9/21/2011	57,800	94,710	94,820	(110)
British Pound,
Expiring 9/21/2011	58,900	95,215	96,624	(1,409)
British Pound,
Expiring 9/21/2011	226,400	366,656	371,404	(4,748)
British Pound,
Expiring 9/21/2011	745,500	1,200,975	1,222,977	(22,002)
British Pound,
Expiring 9/21/2011	172,200	274,397	282,491	(8,094)
British Pound,
Expiring 9/21/2011	507,200	811,059	832,051	(20,992)
British Pound,
Expiring 9/21/2011	778,400	1,243,952	1,276,949	(32,997)
British Pound,
Expiring 9/21/2011	58,200	93,744	95,476	(1,732)
British Pound,

Expiring 9/21/2011	234,700	381,733	385,021	(3,288)
British Pound,
Expiring 9/21/2011	174,800	285,038	286,756	(1,718)
Euro,
Expiring 9/21/2011	27,700	39,796	39,750	46
Euro,
Expiring 9/21/2011	27,300	39,209	39,176	33
Euro,
Expiring 9/21/2011	183,700	261,935	263,612	(1,677)
Euro,
Expiring 9/21/2011	275,100	394,133	394,772	(639)
Euro,
Expiring 9/21/2011	1,093,200	1,570,416	1,568,756	1,660
Euro,
Expiring 9/21/2011	195,900	276,736	281,119	(4,383)
Euro,
Expiring 9/21/2011	682,800	967,520	979,827	(12,307)
Euro,
Expiring 9/21/2011	999,300	1,427,468	1,434,008	(6,540)
Euro,
Expiring 9/21/2011	27,100	38,755	38,889	(134)
Euro,
Expiring 9/21/2011	331,800	474,838	476,137	(1,299)
Euro,
Expiring 9/21/2011	134,800	192,179	193,440	(1,261)
Japanese Yen,
Expiring 9/21/2011	8,140,000	101,554	105,807	(4,253)
Japanese Yen,
Expiring 9/21/2011	8,165,000	101,795	106,132	(4,337)
Japanese Yen,
Expiring 9/21/2011	8,245,000	102,171	107,172	(5,001)
Japanese Yen,
Expiring 9/21/2011	24,195,000	302,060	314,497	(12,437)
Japanese Yen,
Expiring 9/21/2011	97,800,000	1,221,831	1,271,247	(49,416)
Japanese Yen,
Expiring 9/21/2011	16,530,000	205,104	214,864	(9,760)
Japanese Yen,
Expiring 9/21/2011	30,604,399	380,042	397,809	(17,767)
Japanese Yen,
Expiring 9/21/2011	57,820,000	720,698	751,570	(30,872)
Japanese Yen,
Expiring 9/21/2011	86,450,000	1,070,038	1,123,715	(53,677)
Japanese Yen,
Expiring 9/21/2011	17,230,000	219,221	223,963	(4,742)
Japanese Yen,
Expiring 9/21/2011	34,440,000	439,254	447,666	(8,412)
Japanese Yen,
Expiring 9/21/2011	17,190,000	220,831	223,443	(2,612)

Gross Unrealized Appreciation				452,294
Gross Unrealized Depreciation				(434,671)

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)
Financial Futures Long
DJ Euro Stoxx 50	93	3,573,582	September 2011	(161,624)
FTSE 100	30	2,848,572	September 2011	(75,959)
SPI ASX 200 Index	8	961,587	September 2011	(36,291)
TOPIX	23	2,505,894	September 2011	(7,924)
				(281,798)

Gross Unrealized Appreciation				(7,924)
Gross Unrealized Depreciation				(273,874)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	578,447,568	-	51	578,447,619
Mutual Funds	6,550,000	-	-	6,550,000
U.S. Treasury	-	764,928	-	764,928
Rights+	8,382			8,382
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	452,294	-	452,294
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(434,671)	-	(434,671)
Futures++	(281,798)	-	-	(281,798)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-
Foreign ($)
Balance as of 10/31/2010	49
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 7/31/2011	51
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 7/31/2011	2

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2011 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--15.0%
American Public Education	40,666a	1,853,150
Arbitron	67,910	2,656,639
Arctic Cat	27,687a	456,282
Audiovox, Cl. A	48,992a	352,252
Big 5 Sporting Goods	46,114	380,440
Biglari Holdings	2,550a	938,833
BJ's Restaurants	50,874a	2,359,027
Blue Nile	30,806a	1,304,942
Blyth	12,616	798,088
Boyd Gaming	125,588a	1,097,639
Brown Shoe	70,621	713,272
Brunswick	215,913	4,713,381
Buckle	52,950	2,346,214
Buffalo Wild Wings	41,077a	2,609,622
Cabela's	85,115a	2,328,746
Callaway Golf	91,908	583,616
Capella Education	35,013a	1,496,806
Carter's	119,804a	4,013,434
Cato, Cl. A	81,293	2,261,571
CEC Entertainment	55,602	2,151,797
Children's Place Retail Stores	64,758a	3,129,107
Christopher & Banks	79,127	498,500
Coinstar	80,811a	3,948,425
Corinthian Colleges	95,268a	396,315
Cracker Barrel Old Country Store	56,976	2,570,187
CROCS	207,947a	6,514,980
DineEquity	31,744a	1,653,862
Drew Industries	34,192	728,290
E.W. Scripps, Cl. A	110,412a	951,751
Ethan Allen Interiors	79,994	1,471,890
Finish Line, Cl. A	125,512	2,673,406
Fred's, Cl. A	92,219	1,215,446
Genesco	58,830a	3,047,394
Group 1 Automotive	52,137	2,483,285
Haverty Furniture	28,942	320,967
Helen of Troy	80,949a	2,610,605
Hibbett Sports	73,077a	2,867,541
Hillenbrand	126,871	2,777,206
Hot Topic	98,340	734,600
HSN	81,853a	2,675,775
Iconix Brand Group	184,285a	4,299,369
Interval Leisure Group	77,377a	994,294
Jack in the Box	119,798a	2,721,811
JAKKS Pacific	78,377	1,367,679

JOS. A. Bank Clothiers	59,718a	3,064,131
K-Swiss, Cl. A	38,118a	406,338
Kid Brands	43,015a	197,439
Kirkland's	31,269a	337,393
La-Z-Boy	124,334a	1,090,409
Lincoln Educational Services	51,385	918,764
Lithia Motors, Cl. A	49,075	1,012,908
Live Nation	327,776a	3,638,314
Liz Claiborne	140,802a	901,133
Lumber Liquidators Holdings	43,522a	683,731
M/I Homes	43,006a	485,968
Maidenform Brands	54,252a	1,402,414
Marcus	46,739	452,434
MarineMax	45,416a	417,373
Men's Wearhouse	130,735	4,286,801
Meritage Homes	64,475a	1,408,779
Midas	23,051a	125,858
Monarch Casino & Resort	17,578a	203,026
Monro Muffler Brake	73,925	2,643,558
Movado Group	39,189	634,078
Multimedia Games Holding Company	80,390a	348,893
NutriSystem	66,894	999,396
O'Charleys	49,617a	302,168
OfficeMax	152,121a	1,077,017
Oxford Industries	31,942	1,251,488
P.F. Chang's China Bistro	61,386	2,021,441
Papa John's International	58,800a	1,835,148
Peet's Coffee & Tea	22,859a	1,334,966
PEP Boys-Manny Moe & Jack	157,563	1,693,802
Perry Ellis International	24,744a	578,267
PetMed Express	49,956	548,017
Pinnacle Entertainment	141,567a	2,042,812
Pool	112,795	3,017,266
Quiksilver	249,816a	1,314,032
Red Robin Gourmet Burgers	38,055a	1,309,853
Ruby Tuesday	174,298a	1,584,369
Rue21	34,618a	1,137,894
Ruth's Hospitality Group	69,909a	401,977
Select Comfort	131,188a	2,206,582
Shuffle Master	143,363a	1,336,143
Skechers USA, Cl. A	54,097a	900,715
Sonic	166,559a	1,782,181
Sonic Automotive, Cl. A	73,921	1,158,342
Spartan Motors	84,289	387,729
Stage Stores	106,659	1,898,530
Standard Motor Products	52,014	738,599
Standard-Pacific	104,840a	299,842
Stein Mart	53,935	512,383
Steven Madden	89,797a	3,421,266
Sturm Ruger & Co.	59,348	1,621,387
Superior Industries International	66,853	1,353,105
Texas Roadhouse	155,965	2,576,542

True Religion Apparel	62,993a	2,122,234
Tuesday Morning	100,089a	430,383
Universal Electronics	30,673a	718,055
Universal Technical Institute	67,455a	1,166,972
Vitamin Shoppe	67,095a	2,922,658
Winnebago Industries	50,302a	422,034
Wolverine World Wide	113,645	4,303,736
Zale	60,203a	337,739
Zumiez	49,385a	1,312,159
		169,107,407
Consumer Staples--4.0%
Alliance One International	166,453a	547,630
Andersons	43,476	1,787,298
B&G Foods	102,530	1,926,539
Boston Beer, Cl. A	25,050a	2,258,257
Cal-Maine Foods	29,253	989,044
Calavo Growers	25,423	525,493
Casey's General Stores	93,988	4,229,460
Central Garden & Pet, Cl. A	160,674a	1,407,504
Darling International	259,014a	4,372,156
Diamond Foods	45,545	3,260,567
Hain Celestial Group	99,877a	3,229,023
Inter Parfums	35,136	704,125
J&J Snack Foods	32,700	1,690,263
Medifast	45,737a	882,724
Nash Finch	28,940	1,036,052
Prestige Brands Holdings	115,181a	1,407,512
Sanderson Farms	33,972	1,570,186
Seneca Foods, Cl. A	20,597a	533,462
Snyders-Lance	91,597	1,869,495
Spartan Stores	55,528	980,624
TreeHouse Foods	81,558a	4,211,655
United Natural Foods	102,555a	4,281,671
WD-40	35,334	1,547,629
		45,248,369
Energy--5.0%
Approach Resources	64,986a	1,687,037
Basic Energy Services	56,930a	1,843,963
Bristow Group	90,216	4,373,672
Contango Oil & Gas	29,079a	1,834,303
Georesources	43,261a	1,104,021
Gulf Island Fabrication	30,108	1,041,737
Gulfport Energy	90,431a	3,297,114
Hornbeck Offshore Services	53,839a	1,498,878
ION Geophysical	396,149a	4,016,951
Lufkin Industries	66,795	5,442,457
Matrix Service	65,606a	914,548
OYO Geospace	10,243a	1,038,947
Penn Virginia	78,273	1,026,942
Petroleum Development	49,064a	1,782,004
PetroQuest Energy	174,855a	1,421,571
Pioneer Drilling	137,408a	2,235,628

SEACOR Holdings	50,932	5,111,536
Stone Energy	124,791a	4,050,716
Swift Energy	103,812a	3,955,237
Tetra Technologies	197,956a	2,547,694
World Fuel Services	152,616	5,742,940
		55,967,896
Financial--19.9%
Acadia Realty Trust	101,819b	2,137,181
Amerisafe	38,602a	830,329
Bank Mutual	52,675	195,424
Bank of the Ozarks	23,891	1,241,137
BioMed Realty Trust	282,239b	5,537,529
Boston Private Financial Holdings	188,207	1,304,275
Brookline Bancorp	175,888	1,503,842
Calamos Asset Management, Cl. A	45,930	625,567
Cash America International	69,420	3,884,743
Cedar Shopping Centers	135,132b	670,255
City Holding	34,277	1,071,842
Colonial Properties Trust	184,066b	3,966,622
Columbia Banking System	92,895	1,635,881
Community Bank System	88,009	2,214,306
Delphi Financial Group, Cl. A	127,598	3,434,938
DiamondRock Hospitality	400,170b	4,089,737
Dime Community Bancshares	39,459	554,399
EastGroup Properties	55,245b	2,459,507
eHealth	60,882a	788,422
Employers Holdings	65,640	975,410
Encore Capital Group	32,501a	888,902
Entertainment Properties Trust	108,612b	5,049,372
Extra Space Storage	234,107b	4,977,115
EZCORP, Cl. A	119,711a	3,983,982
F.N.B.	301,746	3,017,460
Financial Engines	69,027a	1,640,082
First BanCorp	20,765a	91,366
First Cash Financial Services	65,013a	2,813,113
First Commonwealth Financial	286,449	1,472,348
First Financial Bancorp	117,606	1,882,872
First Financial Bankshares	67,081	2,162,021
First Midwest Bancorp	160,781	1,916,510
Forestar Group	82,807a	1,349,754
Franklin Street Properties	153,850b	1,940,048
Getty Realty	64,422b	1,494,590
Glacier Bancorp	136,861	1,798,354
Hanmi Financial	348,323a	369,222
Healthcare Realty Trust	148,199b	2,904,700
Home Bancshares	48,869	1,151,842
Home Properties	83,928b	5,498,963
Horace Mann Educators	115,040	1,674,982
Independent Bank/MA	47,127	1,251,222
Infinity Property & Casualty	27,991	1,418,304
Inland Real Estate	219,096b	1,932,427
Interactive Brokers Group, Cl. A	113,192	1,713,727

Investment Technology Group	120,826a	1,470,452
Kilroy Realty	124,449b	4,801,242
Kite Realty Group Trust	162,092b	735,898
LaSalle Hotel Properties	199,731b	4,995,272
Lexington Realty Trust	355,398b	2,985,343
LTC Properties	70,430b	1,912,175
Meadowbrook Insurance Group	112,386	1,056,428
Medical Properties Trust	293,396b	3,450,337
Mid-America Apartment Communities	79,695b	5,641,609
Nara Bancorp	111,425a	894,743
National Financial Partners	103,384a	1,171,341
National Penn Bancshares	304,970	2,451,959
National Retail Properties	211,327b	5,302,194
Navigators Group	27,164a	1,280,511
NBT Bankcorp	74,121	1,633,627
Northwest Bancshares	240,838	2,959,899
Old National Bancorp	253,792	2,588,678
optionsXpress Holdings	101,160	1,527,516
PacWest Bancorp	64,287	1,276,097
Parkway Properties	55,873b	985,041
Pennsylvania Real Estate
Investment Trust	147,224b	2,149,470
Pinnacle Financial Partners	71,304a	1,087,386
Piper Jaffray	29,132a	858,811
Portfolio Recovery Associates	36,989a	2,993,520
Post Properties	121,007b	5,130,697
Presidential Life	45,610	518,130
PrivateBancorp	148,111	1,746,229
ProAssurance	74,771a	5,207,800
Prospect Capital	205,020	1,906,686
Provident Financial Services	148,484	2,057,988
PS Business Parks	47,423b	2,694,101
RLI	44,215	2,792,177
S&T Bancorp	49,864	948,413
Safety Insurance Group	28,970	1,176,182
Saul Centers	17,847b	704,064
Selective Insurance Group	120,416	1,973,618
Signature Bank	107,496a	6,359,463
Simmons First National, Cl. A	35,400	855,264
Sovran Self Storage	66,736b	2,706,145
Sterling Bancorp	92,716	876,166
Stewart Information Services	58,941	624,775
Stifel Financial	113,325a	4,301,817
Susquehanna Bancshares	336,232	2,531,827
SWS Group	66,150	360,518
Tanger Factory Outlet Centers	201,554b	5,532,657
Texas Capital Bancshares	91,197a	2,492,414
Tompkins Financial	20,054	810,182
Tower Group	89,224	2,039,661
Trustco Bank	239,762	1,107,700
UMB Financial	70,312	2,917,948
Umpqua Holdings	295,831	3,360,640

United Bankshares	102,587	2,447,726
United Community Banks	51,750a	565,628
United Fire & Casualty	44,689	766,416
Universal Health Realty Income
Trust	27,265b	1,123,591
Urstadt Biddle Properties, Cl. A	59,422b	1,054,146
Wilshire Bancorp	132,733a	438,019
Wintrust Financial	68,194	2,330,871
World Acceptance	40,439a	2,576,773
		224,760,605
Health Care--12.0%
Abaxis	43,744a	1,037,608
Affymetrix	229,368a	1,295,929
Air Methods	22,525a	1,579,002
Align Technology	171,456a	3,770,317
Almost Family	20,005a	505,526
Amedisys	58,095a	1,502,337
AMN Healthcare Services	63,609a	512,689
AmSurg	81,641a	2,076,131
Analogic	26,377	1,418,819
ArQule	94,202a	527,531
Bio-Reference Labs	50,224a	1,001,467
Cambrex	76,858a	338,944
Cantel Medical	33,730	840,889
Centene	109,618a	3,596,567
Chemed	51,407	3,126,060
Computer Programs & Systems	18,947	1,390,710
CONMED	53,206a	1,383,356
CorVel	18,192a	839,561
Cross Country Healthcare	71,128a	491,494
CryoLife	111,987a	646,165
Cubist Pharmaceuticals	126,695a	4,303,829
Cyberonics	61,365a	1,665,446
Emergent BioSolutions	57,047a	1,178,021
Ensign Group	20,145	572,118
Enzo Biochem	76,337a	293,134
eResearch Technology	130,080a	828,610
Gentiva Health Services	70,797a	1,273,638
Greatbatch	68,235a	1,700,416
Haemonetics	64,569a	4,229,269
Hanger Orthopedic Group	71,301a	1,498,034
HealthSpring	151,837a	6,231,390
Healthways	83,876a	1,252,269
Hi-Tech Pharmacal	17,387a	491,878
HMS Holdings	59,970a	4,533,732
ICU Medical	24,931a	1,059,069
Integra LifeSciences Holdings	51,539a	2,322,863
Invacare	85,125	2,552,048
IPC The Hospitalist	28,880a	1,306,242
Kensey Nash	30,524a	799,729
Landauer	16,638	939,215
LCA-Vision	30,215a	127,205

LHC Group	35,571a	810,307
Magellan Health Services	79,176a	4,125,070
MedCath	30,716a	402,994
Medicines	141,655a	2,121,992
Meridian Bioscience	77,987	1,684,519
Merit Medical Systems	72,742a	1,139,867
Molina Healthcare	71,409a	1,617,414
MWI Veterinary Supply	24,132a	2,149,196
Natus Medical	61,408a	708,034
Neogen	44,575a	1,843,622
NuVasive	82,938a	2,373,686
Omnicell	75,893a	1,298,529
Palomar Medical Technologies	27,654a	274,328
Par Pharmaceutical Cos.	96,775a	3,134,542
Parexel International	125,690a	2,580,416
PharMerica	76,974a	982,958
PSS World Medical	141,130a	3,377,241
Quality Systems	41,458	3,787,603
Questcor Pharmaceuticals	154,290a	4,790,705
Regeneron Pharmaceuticals	165,970a	8,806,368
Salix Pharmaceuticals	135,736a	5,263,842
Savient Pharmaceuticals	154,394a	1,080,758
SonoSite	31,944a	1,043,291
SurModics	31,651a	348,161
Symmetry Medical	127,637a	1,229,144
ViroPharma	195,131a	3,527,968
West Pharmaceutical Services	85,206	3,737,987
Zoll Medical	51,906a	3,615,772
		134,895,571
Industrial--15.1%
A.O. Smith	69,547	2,884,114
AAON	42,472	963,265
AAR	86,261	2,530,898
ABM Industries	115,631	2,601,697
Actuant, Cl. A	173,775	4,293,980
Aerovironment	30,047a	866,255
Albany International, Cl. A	66,677	1,771,608
Allegiant Travel	31,317a	1,347,571
American Science & Engineering	20,595	1,670,872
Apogee Enterprises	54,538	624,460
Applied Industrial Technologies	96,363	3,075,907
Arkansas Best	54,658	1,315,071
Astec Industries	36,227a	1,359,237
AZZ	25,481	1,274,814
Badger Meter	32,008	1,167,972
Barnes Group	117,552	2,862,391
Belden	116,680	4,299,658
Brady, Cl. A	134,995	3,995,852
Briggs & Stratton	124,364	2,131,599
Cascade	18,192	909,418
CDI	13,960	180,922
Ceradyne	59,092a	1,915,172

CIRCOR International	36,637	1,584,550
CLARCOR	124,348	5,478,773
Comfort Systems USA	78,052	814,863
Consolidated Graphics	27,207a	1,403,609
Cubic	41,999	2,038,631
Curtiss-Wright	118,954	3,801,770
Dolan	86,759a	687,999
Dycom Industries	85,831a	1,462,560
EMCOR Group	150,824a	4,211,006
Encore Wire	39,583	871,222
EnPro Industries	44,694a	2,066,651
ESCO Technologies	54,963	1,906,117
Exponent	29,920a	1,250,955
Federal Signal	174,941	1,011,159
Forward Air	62,326	1,942,078
G&K Services, Cl. A	42,098	1,434,279
GenCorp	164,230a	929,542
Geo Group	141,800a	2,949,440
Gibraltar Industries	76,805a	789,555
Griffon	82,537a	779,975
Healthcare Services Group	136,090	2,135,252
Heartland Express	139,379	2,135,286
Heidrick & Struggles International	38,474	1,023,408
Hub Group, Cl. A	76,407a	2,710,920
II-VI	107,628a	2,693,929
Insituform Technologies, Cl. A	91,284a	1,830,244
Insperity	60,207	1,759,249
Interface, Cl. A	128,984	2,066,324
John Bean Technologies	62,491	1,103,591
Kaman	54,206	1,930,818
Kaydon	86,819	3,095,097
Kelly Services, Cl. A	48,724a	762,531
Knight Transportation	165,141	2,599,319
Lawson Products	9,558	178,448
Lindsay	27,326	1,729,736
Lydall	33,250a	401,660
Mobile Mini	87,170a	1,840,159
Moog, Cl. A	108,803a	4,455,483
Mueller Industries	87,961	3,301,176
National Presto Industries	8,056	819,617
Navigant Consulting	114,057a	1,342,451
NCI Building Systems	44,187a	498,871
Old Dominion Freight Line	105,857a	3,922,002
On Assignment	83,886a	855,637
Orbital Sciences	115,470a	1,999,940
Orion Marine Group	59,560a	517,576
Powell Industries	18,807a	724,822
Quanex Building Products	110,033	1,724,217
Robbins & Myers	102,810	4,959,554
School Specialty	37,846a	454,909
SFN Group	144,869a	2,016,576
Simpson Manufacturing	80,542	2,279,339

SkyWest	127,676	1,641,913
Standard Register	37,007	111,021
Standex International	24,955	803,301
SYKES Enterprises	88,534a	1,708,706
Teledyne Technologies	80,816a	4,382,652
Tetra Tech	152,353a	3,351,766
Toro	77,063	4,148,301
Tredegar	44,735	852,649
TrueBlue	129,929a	1,950,234
UniFirst	35,899	1,969,060
United Stationers	104,430	3,351,159
Universal Forest Products	34,644	1,020,959
Viad	37,183	770,804
Vicor	37,801	531,860
Watts Water Technologies, Cl. A	78,706	2,639,012
		170,559,005
Information Technology--18.5%
Advanced Energy Industries	79,271a	841,065
Agilysys	56,250a	538,312
Anixter International	70,466	4,398,488
Arris Group	276,232a	3,314,784
ATMI	84,720a	1,580,028
Avid Technology	57,943a	758,474
Bel Fuse, Cl. B	27,512	523,278
Benchmark Electronics	146,725a	2,149,521
Black Box	34,697	988,518
Blackbaud	94,021	2,388,133
Blue Coat Systems	108,908a	2,194,496
Bottomline Technologies	72,167a	1,680,769
Brightpoint	171,918a	1,562,735
Brooks Automation	160,932a	1,530,463
Cabot Microelectronics	60,243a	2,330,802
CACI International, Cl. A	74,235a	4,385,804
Cardtronics	78,171a	1,796,370
Ceva	49,267a	1,488,849
Checkpoint Systems	79,815a	1,253,095
Ciber	231,759a	1,163,430
Cirrus Logic	162,933a	2,473,323
Cognex	87,839	2,982,134
Cohu	46,209	578,537
Commvault Systems	92,815a	3,593,797
comScore	47,351a	1,032,725
Comtech Telecommunications	72,339	1,949,536
CSG Systems International	95,640a	1,698,566
CTS	93,702	921,091
Cymer	67,893a	2,989,329
Daktronics	92,118	914,732
DealerTrack Holdings	84,370a	1,956,540
DG Fastchannel	57,114a	1,614,042
Digi International	54,924a	784,864
Diodes	82,230a	1,936,516
DSP Group	61,946a	470,170

DTS	32,642a	1,133,330
Ebix	98,675a	1,942,911
Electro Scientific Industries	58,052a	1,115,179
EMS Technologies	33,613a	1,105,195
Entropic Communications	190,367a	1,271,652
EPIQ Systems	74,058	956,829
Exar	73,738a	487,408
FARO Technologies	31,222a	1,272,609
FEI	91,779a	3,032,378
Forrester Research	31,469	994,420
Gerber Scientific	69,188a	762,452
Harmonic	183,463a	996,204
Heartland Payment Systems	81,393	1,712,509
Hittite Microwave	51,540a	2,885,725
iGATE Capital	81,786a	1,225,972
Infospace	90,510a	862,560
Insight Enterprises	114,289a	1,923,484
Interactive Intelligence Group	27,739a	1,054,359
Intermec	137,038a	1,477,270
Intevac	49,429a	449,804
j2 Global Communications	118,285a	3,162,941
JDA Software Group	93,551a	2,615,686
Kopin	147,790a	635,497
Kulicke & Soffa Industries	198,074a	1,822,281
Liquidity Services	38,223a	924,232
Littelfuse	46,456	2,373,437
LivePerson	103,302a	1,271,648
Logmein	38,417a	1,365,724
LoJack	55,755a	223,578
Manhattan Associates	54,238a	2,023,077
MAXIMUS	73,660	2,845,486
Mercury Computer Systems	49,370a	828,922
Methode Electronics	111,286	1,177,406
Micrel	154,568	1,568,865
Microsemi	196,902a	3,908,505
MicroStrategy, Cl. A	18,979a	3,024,683
MKS Instruments	130,838	3,264,408
Monolithic Power Systems	81,514a	1,099,624
Monotype Imaging Holdings	74,294a	1,017,828
MTS Systems	35,026	1,380,375
Nanometrics	40,040a	676,276
NCI, Cl. A	14,934a	320,782
Netgear	85,065a	2,799,489
NetScout Systems	94,467a	1,440,622
Network Equipment Technologies	56,733a	146,938
Newport	106,946a	1,661,941
Novatel Wireless	83,494a	428,324
Oplink Communications	46,704a	788,364
OSI Systems	42,753a	1,765,271
Park Electrochemical	51,185	1,339,000
PC-Tel	37,611a	244,472
Perficient	67,178a	672,452

Pericom Semiconductor	59,007a	482,677
Plexus	84,665a	2,498,464
Power Integrations	61,626	2,187,107
Progress Software	165,990a	4,000,359
Pulse Electronics	130,389	545,026
Radiant Systems	90,099a	2,539,891
Radisys	59,131a	469,500
RightNow Technologies	47,493a	1,611,912
Rofin-Sinar Technologies	65,333a	2,050,150
Rogers	37,148a	1,800,935
Rubicon Technology	38,019a	559,640
Rudolph Technologies	84,932a	729,566
ScanSource	51,569a	1,905,475
Sigma Designs	91,418a	781,624
Smith Micro Software	81,351a	289,610
Sourcefire	69,920a	1,718,634
Stamps.com	28,963	485,130
Standard Microsystems	52,499a	1,242,126
Stratasys	43,761a	1,115,906
Super Micro Computer	50,528a	711,940
Supertex	18,652a	361,476
Symmetricom	111,780a	633,793
Synaptics	92,362a	2,269,334
Synchronoss Technologies	45,537a	1,331,957
SYNNEX	53,726a	1,521,520
Take-Two Interactive Software	229,757a	3,099,422
Taleo, Cl. A	84,609a	2,800,558
Tekelec	110,465a	867,150
TeleTech Holdings	81,974a	1,622,265
Tessera Technologies	123,491a	1,940,044
THQ	191,317a	509,860
Triquint Semiconductor	339,645a	2,554,130
TTM Technologies	99,434a	1,377,161
Tyler Technologies	71,880a	1,832,221
Ultratech	45,292a	1,193,444
United Online	251,736	1,502,864
Veeco Instruments	101,851a	4,052,651
ViaSat	91,017a	4,089,394
Volterra Semiconductor	59,970a	1,545,427
Websense	107,662a	2,441,774
Wright Express	83,634a	4,114,793
XO Group	52,488a	490,763
		208,121,373
Materials--5.3%
A. Schulman	68,436	1,515,857
A.M. Castle & Co.	32,272a	560,242
AMCOL International	50,404	1,545,387
American Vanguard	45,896	626,939
Arch Chemicals	56,029	2,640,086
Balchem	57,370	2,511,085
Buckeye Technologies	106,390	2,860,827
Calgon Carbon	115,385a	1,718,083

Century Aluminum	157,533a	2,051,080
Clearwater Paper	24,583a	1,859,458
Deltic Timber	19,414	1,006,616
Eagle Materials	90,005	2,236,624
H.B. Fuller	130,858	2,991,414
Hawkins	19,754	679,933
Haynes International	28,237	1,768,766
Headwaters	128,136a	293,431
Kaiser Aluminum	30,738	1,715,795
KapStone Paper and Packaging	99,626a	1,553,169
Koppers Holdings	48,875	1,809,353
Kraton Performance Polymers	70,141a	2,532,090
LSB Industries	41,967a	1,667,769
Materion	52,121a	1,986,853
Myers Industries	93,688	1,114,887
Neenah Paper	43,859	885,513
Olympic Steel	22,802	596,272
OM Group	79,405a	2,880,813
PolyOne	228,964	3,548,942
Quaker Chemical	28,901	1,171,647
RTI International Metals	57,529a	1,844,955
Schweitzer-Mauduit International	40,462	2,270,323
Stepan	18,655	1,479,342
STR Holdings	93,313a	1,283,987
Texas Industries	59,992	2,316,291
Wausau Paper	86,537	638,643
Zep	49,942	936,413
		59,098,885
Telecommunication Services--.6%
Atlantic Tele-Network	18,694	706,072
Cbeyond	58,985a	662,402
Cincinnati Bell	355,145a	1,228,802
General Communication, Cl. A	93,140a	1,057,139
Neutral Tandem	86,899a	1,332,162
NTELOS Holdings	60,809	1,180,911
USA Mobility	61,809	1,020,467
		7,187,955
Utilities--4.0%
Allete	73,125	2,943,281
American States Water	41,259	1,410,645
Avista	148,001	3,731,105
Central Vermont Public Service	18,033	632,778
CH Energy Group	40,454	2,065,986
El Paso Electric	109,414	3,659,898
Harte-Hanks	74,693	610,242
Laclede Group	50,006	1,862,724
New Jersey Resources	91,651	3,996,900
Northwest Natural Gas	51,894	2,314,991
NorthWestern	95,107	3,045,326
Piedmont Natural Gas	172,396	5,028,791
South Jersey Industries	61,812	3,121,506
Southwest Gas	114,680	4,276,417

UIL Holdings	104,300	3,330,299
UniSource Energy	94,779	3,489,763
		45,520,652
Total Common Stocks
(cost $976,981,017)		1,120,467,718
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 9/22/11
(cost $414,975)	415,000 [c]	414,961

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,569,000)	3,569,000 [d]	3,569,000
Total Investments (cost $980,964,992)	99.7%	1,124,451,679
Cash and Receivables (Net)	.3%	2,871,122
Net Assets	100.0%	1,127,322,801

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $980,964,992. Net unrealized appreciation on investments was $143,486,687 of which $241,576,589 related to appreciated investment securities and $98,089,902 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.9
Information Technology	18.5
Industrial	15.1
Consumer Discretionary	15.0
Health Care	12.0
Materials	5.3
Energy	5.0
Consumer Staples	4.0
Utilities	4.0
Telecommunication Services	.6
Short-Term/Money Market Investments	.3
99.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011	($)
Financial Futures Long
Russell 2000 Mini	103	8,193,650	September 2011	(162,100)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,120,467,718	-	-	1,120,467,718
Mutual Funds	3,569,000	-	-	3,569,000
U.S. Treasury	-	414,961	-	414,961
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	-	-	-
Futures++	(162,100)	-	-	(162,100)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--10.7%
Abercrombie & Fitch, Cl. A	17,163	1,254,959
Amazon.com	70,450a	15,676,534
Apollo Group, Cl. A	23,360a	1,187,389
AutoNation	13,378a,b	503,147
AutoZone	4,929a	1,406,983
Bed Bath & Beyond	49,051a	2,868,993
Best Buy	64,910b	1,791,516
Big Lots	15,031a	523,530
Cablevision Systems (NY Group), Cl. A	47,251	1,151,034
Carmax	45,866a	1,466,336
Carnival	86,093	2,866,897
CBS, Cl. B	132,629	3,630,056
Chipotle Mexican Grill	6,055a	1,965,332
Coach	58,336	3,766,172
Comcast, Cl. A	545,559	13,104,327
D.R. Horton	58,520	695,218
Darden Restaurants	27,203	1,381,912
DeVry	12,890	800,985
DIRECTV, Cl. A	152,127a	7,709,796
Discovery Communications, Cl. A	54,234a	2,158,513
Expedia	38,288	1,213,347
Family Dollar Stores	24,892	1,322,014
Ford Motor	748,375a	9,137,659
Fortune Brands	31,031	1,868,377
GameStop, Cl. A	27,201a,b	641,400
Gannett	48,993	625,151
Gap	76,113	1,468,220
Genuine Parts	30,467	1,619,626
Goodyear Tire & Rubber	46,091a	745,291
H&R Block	62,215	930,736
Harley-Davidson	46,878	2,034,036
Harman International Industries	14,275	593,840
Hasbro	26,950	1,066,142
Home Depot	315,849	11,032,606
International Game Technology	60,106	1,117,371
Interpublic Group of Cos.	100,407	984,993
J.C. Penney	41,892b	1,288,598
Johnson Controls	133,971	4,950,228
Kohl's	55,334	3,027,323
Leggett & Platt	26,734	580,128
Lennar, Cl. A	32,922b	582,390
Limited Brands	49,415	1,870,852
Lowe's	257,698	5,561,123
Macy's	84,154	2,429,526

Marriott International, Cl. A	55,663	1,809,047
Mattel	69,842	1,861,988
McDonald's	204,766	17,708,164
McGraw-Hill	59,415	2,471,664
Netflix	8,702a	2,314,645
Newell Rubbermaid	59,038	916,270
News, Cl. A	452,839	7,254,481
NIKE, Cl. B	74,622	6,727,173
Nordstrom	33,133	1,661,951
O'Reilly Automotive	26,706a	1,589,007
Omnicom Group	56,534	2,652,575
Polo Ralph Lauren	12,740	1,720,792
Priceline.com	9,832a	5,286,175
Pulte Group	71,703a,b	492,600
Ross Stores	23,557	1,784,914
Scripps Networks Interactive, Cl. A	17,678	819,199
Sears Holdings	8,851a,b	616,649
Stanley Black & Decker	33,146	2,180,012
Staples	142,638	2,290,766
Starbucks	148,653	5,959,499
Starwood Hotels & Resorts
Worldwide	38,501c	2,116,015
Target	135,579	6,980,963
Tiffany & Co.	24,695	1,965,475
Time Warner	210,762	7,410,392
Time Warner Cable	66,534	4,877,608
TJX	76,241	4,216,127
Urban Outfitters	23,498a	764,625
VF	17,126	2,000,317
Viacom, Cl. B	115,800	5,607,036
Walt Disney	372,879	14,400,587
Washington Post, Cl. B	1,001b	402,702
Whirlpool	15,588	1,079,157
Wyndham Worldwide	32,546	1,125,766
Wynn Resorts	14,881	2,286,912
Yum! Brands	92,466	4,884,054
		250,835,913
Consumer Staples--10.6%
Altria Group	412,643	10,852,511
Archer-Daniels-Midland	136,333	4,141,797
Avon Products	85,487	2,242,324
Brown-Forman, Cl. B	20,042	1,474,290
Campbell Soup	36,200b	1,196,410
Clorox	25,848	1,850,458
Coca-Cola	452,172	30,752,218
Coca-Cola Enterprises	65,416	1,838,844
Colgate-Palmolive	96,271	8,123,347
ConAgra Foods	82,007	2,100,199
Constellation Brands, Cl. A	33,400a	681,026
Costco Wholesale	85,947	6,725,353
CVS Caremark	268,879	9,773,752

Dean Foods	36,647a	403,850
Dr. Pepper Snapple Group	44,610	1,684,474
Estee Lauder, Cl. A	22,208	2,329,841
General Mills	125,741	4,696,426
H.J. Heinz	62,973	3,314,899
Hershey	30,565	1,725,089
Hormel Foods	26,962	781,089
J.M. Smucker	23,548	1,834,860
Kellogg	50,399	2,811,256
Kimberly-Clark	77,693	5,078,014
Kraft Foods, Cl. A	346,615	11,916,624
Kroger	118,530	2,947,841
Lorillard	28,310	3,007,088
McCormick & Co.	25,482	1,239,699
Mead Johnson Nutrition	40,724	2,906,472
Molson Coors Brewing, Cl. B	31,401	1,414,615
PepsiCo	312,054	19,983,938
Philip Morris International	351,143	24,990,847
Procter & Gamble	551,425	33,907,123
Reynolds American	67,112	2,362,342
Safeway	68,533	1,382,311
Sara Lee	116,208	2,220,735
SUPERVALU	45,281b	389,417
SYSCO	116,877	3,575,267
Tyson Foods, Cl. A	61,686	1,083,206
Wal-Mart Stores	377,020	19,872,724
Walgreen	180,189	7,034,579
Whole Foods Market	29,205	1,947,973
		248,595,128
Energy--12.9%
Alpha Natural Resources	43,250a	1,847,207
Anadarko Petroleum	99,008	8,174,100
Apache	75,530	9,344,572
Baker Hughes	86,584	6,699,870
Cabot Oil & Gas	20,483	1,517,381
Cameron International	48,630a	2,720,362
Chesapeake Energy	131,325	4,511,014
Chevron	397,189	41,315,600
Conoco Phillips	279,050	20,088,809
Consol Energy	45,313	2,428,777
Denbury Resources	76,651a	1,480,897
Devon Energy	83,756	6,591,597
Diamond Offshore Drilling	13,340b	904,852
El Paso	153,411	3,152,596
EOG Resources	53,394	5,446,188
EQT	29,591	1,878,437
Exxon Mobil	973,695	77,691,124
FMC Technologies	47,020a	2,144,112
Halliburton	180,258	9,865,520
Helmerich & Payne	21,812	1,506,119
Hess	60,083	4,119,290
Marathon Oil	141,698	4,388,387

Marathon Petroleum	70,849a	3,102,478
Murphy Oil	38,265	2,457,378
Nabors Industries	57,861a	1,528,109
National Oilwell Varco	84,279	6,790,359
Newfield Exploration	26,576a	1,791,754
Noble	50,320a	1,855,298
Noble Energy	34,923	3,481,125
Occidental Petroleum	160,402	15,748,268
Peabody Energy	54,182	3,113,840
Pioneer Natural Resources	22,798	2,119,986
QEP Resources	34,752	1,523,180
Range Resources	31,915	2,079,581
Rowan	25,897a	1,014,385
Schlumberger	267,920	24,211,930
Southwestern Energy	69,061a	3,077,358
Spectra Energy	128,975	3,484,904
Sunoco	23,170	941,860
Tesoro	29,332a	712,474
Valero Energy	113,362	2,847,653
Williams	116,580	3,695,586
		303,394,317
Financial--14.8%
ACE	66,800	4,474,264
Aflac	91,704	4,223,886
Allstate	104,369	2,893,109
American Express	207,674	10,392,007
American International Group	87,650a	2,515,555
Ameriprise Financial	47,676	2,579,272
AON	64,659	3,111,391
Apartment Investment & Management, Cl. A	23,959c	654,081
Assurant	19,503	694,697
AvalonBay Communities	17,114c	2,296,528
Bank of America	2,000,256	19,422,486
Bank of New York Mellon	246,073	6,178,893
BB&T	138,658	3,560,737
Berkshire Hathaway, Cl. B	341,888a	25,357,833
BlackRock	19,080	3,405,017
Boston Properties	28,415c	3,050,634
Capital One Financial	90,062	4,304,964
CB Richard Ellis Group, Cl. A	56,589a	1,233,640
Charles Schwab	201,357	3,006,260
Chubb	57,281	3,578,917
Cincinnati Financial	33,929b	927,280
Citigroup	576,643	22,108,493
CME Group	13,138	3,799,378
Comerica	35,706	1,143,663
Discover Financial Services	108,533	2,779,530
E*TRADE Financial	45,334a	719,904
Equity Residential	58,652c	3,625,867
Federated Investors, Cl. B	18,394b	393,080
Fifth Third Bancorp	182,357	2,306,816

First Horizon National	53,950	485,010
Franklin Resources	28,247	3,586,239
Genworth Financial, Cl. A	100,507a	836,218
Goldman Sachs Group	102,744	13,867,358
Hartford Financial Services Group	88,404	2,070,422
HCP	80,968c	2,973,955
Health Care REIT	34,854c	1,839,594
Host Hotels & Resorts	134,859c	2,137,515
Hudson City Bancorp	108,709	896,849
Huntington Bancshares	176,659	1,067,904
IntercontinentalExchange	14,320a	1,765,656
Invesco	92,074	2,042,201
Janus Capital Group	33,818	285,424
JPMorgan Chase & Co.	784,910	31,749,609
KeyCorp	189,530	1,523,821
Kimco Realty	78,611b,c	1,495,967
Legg Mason	30,843	907,401
Leucadia National	40,624	1,367,810
Lincoln National	62,534	1,657,151
Loews	62,382	2,487,170
M&T Bank	24,686	2,128,921
Marsh & McLennan	108,492	3,199,429
MetLife	209,356	8,627,561
Moody's	38,917	1,385,834
Morgan Stanley	295,591	6,576,900
Nasdaq OMX Group	27,969a	673,214
Northern Trust	48,295	2,168,687
NYSE Euronext	52,949	1,771,674
People's United Financial	70,651	895,855
Plum Creek Timber	31,840c	1,216,925
PNC Financial Services Group	104,103	5,651,752
Principal Financial Group	64,734	1,788,600
Progressive	131,030	2,578,670
ProLogis	81,931c	2,919,202
Prudential Financial	97,318	5,710,620
Public Storage	27,996c	3,349,161
Regions Financial	248,338	1,512,378
Simon Property Group	58,083c	6,999,582
SLM	102,766	1,602,122
State Street	98,871	4,100,180
SunTrust Banks	107,138	2,623,810
T. Rowe Price Group	50,985	2,895,948
Torchmark	23,061	931,434
Travelers	82,802	4,564,874
U.S. Bancorp	379,555	9,891,203
Unum Group	61,375	1,496,936
Ventas	57,415c	3,107,874
Vornado Realty Trust	32,581c	3,047,953
Wells Fargo & Co.	1,044,612	29,186,459
Weyerhaeuser	108,425c	2,167,416
XL Group	61,593	1,263,888
Zions Bancorporation	35,634b	780,385

		346,596,903
Health Care--11.4%
Abbott Laboratories	306,690	15,739,331
Aetna	74,818	3,104,199
Agilent Technologies	69,397a	2,925,778
Allergan	60,458	4,915,840
AmerisourceBergen	54,440	2,085,596
Amgen	184,391	10,086,188
Baxter International	112,945	6,570,011
Becton Dickinson & Co.	43,176	3,609,945
Biogen Idec	47,968a	4,886,500
Boston Scientific	301,709a	2,160,236
Bristol-Myers Squibb	337,888	9,683,870
C.R. Bard	16,819	1,659,699
Cardinal Health	69,718	3,050,860
CareFusion	45,783a	1,208,213
Celgene	90,933a	5,392,327
Cephalon	15,346a	1,226,759
Cerner	28,022a	1,863,183
CIGNA	53,827	2,678,970
Coventry Health Care	28,818a	922,176
Covidien	98,411	4,998,295
DaVita	19,075a	1,593,525
Dentsply International	28,804	1,091,384
Edwards Lifesciences	22,732a	1,621,928
Eli Lilly & Co.	200,532b	7,680,376
Express Scripts	104,022a	5,644,234
Forest Laboratories	56,720a	2,102,043
Gilead Sciences	155,819a	6,600,493
Hospira	33,776a	1,726,629
Humana	33,134	2,471,134
Intuitive Surgical	7,795a	3,122,287
Johnson & Johnson	541,532	35,085,858
Laboratory Corp. of America
Holdings	19,897a	1,805,852
Life Technologies	35,915a	1,617,252
McKesson	49,429	4,009,680
Medco Health Solutions	79,960a	5,027,885
Medtronic	212,126	7,647,142
Merck & Co.	609,391	20,798,515
Mylan	86,698a	1,974,980
Patterson	19,626	605,266
PerkinElmer	21,704	530,880
Pfizer	1,560,654	30,026,983
Quest Diagnostics	30,442	1,644,172
St. Jude Medical	65,235	3,033,427
Stryker	66,434	3,610,024
Tenet Healthcare	99,575a	553,637
Thermo Fisher Scientific	75,769a	4,552,959
UnitedHealth Group	214,909	10,665,934
Varian Medical Systems	22,892a	1,436,702
Waters	18,600a	1,634,754

Watson Pharmaceuticals	24,518a	1,645,893
WellPoint	72,654	4,907,778
Zimmer Holdings	38,672a	2,321,093
		267,558,675
Industrial--10.5%
3M	141,008	12,287,437
Avery Dennison	20,860	658,133
Boeing	145,495	10,253,033
C.H. Robinson Worldwide	32,624	2,359,041
Caterpillar	127,109	12,557,098
Cintas	25,298	823,450
CSX	216,666	5,323,484
Cummins	38,468	4,034,524
Danaher	107,008	5,255,163
Deere & Co.	83,123	6,525,987
Dover	36,983	2,236,362
Dun & Bradstreet	10,081	731,377
Eaton	67,056	3,215,335
Emerson Electric	148,004	7,265,516
Equifax	23,949	822,888
Expeditors International of
Washington	42,432	2,024,855
Fastenal	58,312b	1,962,199
FedEx	62,791	5,455,282
Flowserve	10,963	1,089,503
Fluor	33,913	2,154,493
General Dynamics	73,065	4,978,649
General Electric	2,095,296	37,526,751
Goodrich	24,877	2,366,798
Honeywell International	156,505	8,310,415
Illinois Tool Works	98,658	4,913,168
Ingersoll-Rand	66,600	2,492,172
Iron Mountain	39,402	1,246,285
ITT	36,369	1,939,922
Jacobs Engineering Group	25,915a	1,014,313
Joy Global	21,143	1,985,751
L-3 Communications Holdings	21,003	1,661,757
Lockheed Martin	56,274	4,261,630
Masco	70,092	739,471
Norfolk Southern	70,450	5,333,065
Northrop Grumman	58,441	3,536,265
Paccar	71,549	3,063,013
Pall	23,430	1,161,659
Parker Hannifin	31,845	2,516,392
Pitney Bowes	39,889b	859,608
Precision Castparts	28,230	4,555,757
Quanta Services	43,463a	804,935
R.R. Donnelley & Sons	35,390b	665,686
Raytheon	70,939	3,173,101
Republic Services	60,919	1,768,479
Robert Half International	29,782	815,431
Rockwell Automation	27,913	2,003,037

Rockwell Collins	30,721	1,692,420
Roper Industries	18,775	1,532,603
Ryder System	10,401	585,784
Snap-On	12,320	700,515
Southwest Airlines	154,233	1,536,161
Stericycle	16,863a	1,384,790
Textron	56,010	1,295,511
Tyco International	93,600	4,145,544
Union Pacific	97,467	9,988,418
United Parcel Service, Cl. B	194,539	13,465,990
United Technologies	180,587	14,959,827
W.W. Grainger	11,826	1,754,624
Waste Management	94,909	2,988,684
		246,759,541
Information Technology--18.5%
Accenture, Cl. A	127,811	7,558,743
Adobe Systems	98,547a	2,731,723
Advanced Micro Devices	117,196a	860,219
Akamai Technologies	37,540a	909,219
Altera	63,759	2,606,468
Amphenol, Cl. A	35,468	1,734,031
Analog Devices	58,771	2,021,722
Apple	182,770a	71,368,030
Applied Materials	260,089	3,204,296
Autodesk	46,453a	1,597,983
Automatic Data Processing	98,922	5,093,494
BMC Software	34,299a	1,482,403
Broadcom, Cl. A	94,818a	3,514,903
CA	75,679	1,687,642
Cisco Systems	1,085,355	17,333,119
Citrix Systems	37,569a	2,706,471
Cognizant Technology Solutions, Cl. A	60,803a	4,248,306
Computer Sciences	31,230	1,101,794
Compuware	45,674a	441,211
Corning	312,159	4,966,450
Dell	324,792a	5,274,622
eBay	224,757a	7,360,792
Electronic Arts	66,893a	1,488,369
EMC	408,138a	10,644,239
F5 Networks	15,757a	1,472,964
Fidelity National Information
Services	52,584	1,578,572
First Solar	11,118a,b	1,314,481
Fiserv	29,015a	1,751,345
FLIR Systems	31,547	866,281
Google, Cl. A	49,638a	29,965,964
Harris	26,070	1,039,411
Hewlett-Packard	409,151	14,385,749
Intel	1,046,869	23,376,585
International Business Machines	239,310	43,518,523
Intuit	54,946a	2,565,978

Jabil Circuit	39,666	726,284
JDS Uniphase	43,212a	568,238
Juniper Networks	104,245a	2,438,291
KLA-Tencor	34,089	1,357,424
Lexmark International, Cl. A	16,412a	550,951
Linear Technology	45,786	1,341,530
LSI	120,201a	884,679
MasterCard, Cl. A	18,633	5,650,457
MEMC Electronic Materials	47,395a	351,671
Microchip Technology	38,543b	1,300,826
Micron Technology	166,752a	1,228,962
Microsoft	1,466,119	40,171,661
Molex	27,651b	649,245
Monster Worldwide	26,844a	315,149
Motorola Mobility Holdings	60,029a	1,343,449
Motorola Solutions	66,905	3,003,365
National Semiconductor	47,055	1,163,200
NetApp	72,032a	3,422,961
Novellus Systems	18,809a	583,831
NVIDIA	118,032a	1,632,383
Oracle	769,440	23,529,475
Paychex	62,522	1,764,996
QUALCOMM	329,502	18,050,120
Red Hat	37,605a	1,582,418
SAIC	53,690a	860,651
Salesforce.com	23,573a	3,411,249
SanDisk	46,339a	1,970,798
Symantec	148,777a	2,835,690
Tellabs	79,975	331,096
Teradata	33,932a	1,864,903
Teradyne	37,237a	502,327
Texas Instruments	228,465	6,796,834
Total System Services	30,046	559,156
VeriSign	34,106	1,064,448
Visa, Cl. A	94,925	8,119,885
Western Digital	46,414a	1,599,426
Western Union	124,229	2,411,285
Xerox	275,102	2,566,702
Xilinx	51,608	1,656,617
Yahoo!	260,613a	3,414,030
		437,348,765
Materials--3.6%
Air Products & Chemicals	41,836	3,712,108
Airgas	13,847	951,289
AK Steel Holding	24,144b	293,350
Alcoa	212,034	3,123,261
Allegheny Technologies	20,089	1,168,979
Ball	33,584	1,303,059
Bemis	21,028	664,485
CF Industries Holdings	14,301	2,221,231
Cliffs Natural Resources	28,844	2,590,768
Dow Chemical	231,443	8,070,417

E.I. du Pont de Nemours & Co.	182,991	9,409,397
Eastman Chemical	14,110	1,362,885
Ecolab	46,152b	2,307,600
FMC	14,279	1,250,412
Freeport-McMoRan Copper & Gold	187,849	9,948,483
International Flavors & Fragrances	16,288	996,337
International Paper	85,271	2,532,549
MeadWestvaco	33,027	1,028,461
Monsanto	105,513	7,753,095
Newmont Mining	98,301	5,466,519
Nucor	63,354	2,463,837
Owens-Illinois	32,096a	743,664
PPG Industries	31,132	2,621,314
Praxair	59,796	6,197,257
Sealed Air	32,491	699,531
Sherwin-Williams	17,565	1,355,491
Sigma-Aldrich	24,110	1,617,781
Titanium Metals	16,877	300,242
United States Steel	27,839b	1,113,282
Vulcan Materials	25,219b	864,760
		84,131,844
Telecommunication Services--2.9%
American Tower, Cl. A	78,517a	4,124,498
AT&T	1,169,906	34,231,450
CenturyLink	117,788	4,371,113
Frontier Communications	196,581b	1,472,392
Metropcs Communications	52,736a	858,542
Sprint Nextel	595,981a	2,521,000
Verizon Communications	558,484	19,708,900
Windstream	99,542	1,215,408
		68,503,303
Utilities--3.4%
AES	131,266a	1,615,884
Ameren	47,292	1,362,955
American Electric Power	94,850	3,496,171
CenterPoint Energy	85,700	1,678,006
CMS Energy	47,987	918,471
Consolidated Edison	58,468	3,075,417
Constellation Energy Group	39,409	1,530,251
Dominion Resources	113,127	5,481,003
DTE Energy	33,654	1,677,315
Duke Energy	262,890	4,889,754
Edison International	65,267	2,484,715
Entergy	34,668	2,315,822
Exelon	131,902	5,812,921
FirstEnergy	82,511	3,684,116
Integrys Energy Group	16,312	819,026
NextEra Energy	82,820	4,575,805
Nicor	9,670	528,949
NiSource	54,796b	1,103,043
Northeast Utilities	36,026	1,224,884
NRG Energy	48,783a	1,196,159

ONEOK	21,529	1,567,096
Pepco Holdings	45,045	841,441
PG&E	78,779	3,263,814
Pinnacle West Capital	21,331	903,368
PPL	112,502	3,138,806
Progress Energy	58,453	2,732,093
Public Service Enterprise Group	100,588	3,294,257
SCANA	22,994	901,135
Sempra Energy	47,719	2,418,876
Southern	167,029	6,604,327
TECO Energy	45,103	835,759
Wisconsin Energy	46,095	1,412,812
Xcel Energy	95,691	2,296,584
		79,681,035
Total Common Stocks
(cost $1,483,813,371)		2,333,405,424
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 9/22/11
(cost $1,644,910)	1,645,000[d]	1,644,845

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,048,000)	17,048,000[e]	17,048,000
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,117,156)	20,117,156[e]	20,117,156
Total Investments (cost $1,522,623,437)	101.0%	2,372,215,425
Liabilities, Less Cash and Receivables	(1.0%)	(23,000,437)
Net Assets	100.0%	2,349,214,988

REIT- Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $19,802,241 and the value of the collateral held by the fund was $20,362,759, consisting of cash collateral of $20,117,156 and U.S. Government and
Agency securities valued at $245,603.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,522,623,437.

Net unrealized appreciation on investments was $849,591,988 of which $1,033,537,759 related to appreciated investment securities and $183,945,771 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.5
Financial	14.8
Energy	12.9
Health Care	11.4
Consumer Discretionary	10.7
Consumer Staples	10.6
Industrial	10.5
Materials	3.6
Utilities	3.4
Telecommunication Services	2.9
Short-Term/Money Market Investments	1.7
101.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011	($)
Financial Futures Long
Standard & Poor's 500 E-mini	332	21,387,440	September 2011	(446,605)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,333,405,424	-	-	2,333,405,424
Mutual Funds	37,165,156	-	-	37,165,156
U.S. Treasury	-	1,644,845	-	1,644,845
Liabilities ($)
Other Financial Instruments:
Futures++	(446,605)	-	-	(446,605)

+ See Statement of Investments for additional detailed categorizations.

++ Amount shown represents unrealized depreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index  Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)